Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	5,290,236	5,283,321	5,188,743
Common stock, shares outstanding (in shares)	5,290,236	5,283,321	5,188,743
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0